Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	12 Months Ended
		Jul. 15, 2025	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Oct. 31, 2025	Oct. 31, 2025
C000260991
Account Value [Line Items]
Line Graph and Table Measure Name							Global X Treasury Bond Enhanced Income ETF
Accumulated Value		$ 10,000	$ 10,204	$ 10,168	$ 10,532	$ 10,695
Bloomberg U.S. Aggregate Total Return Value Unhedged USD Index
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Total Return Value Unhedged USD Index
Accumulated Value		10,000	10,087	10,207	10,319	10,383
ICE BofA U.S. Treasury 20+ Year Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]						ICE BofA U.S. Treasury 20+ Year Bond Index (USD) (TR)
Accumulated Value		$ 10,000	$ 10,234	$ 10,229	$ 10,597	$ 10,745

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.